ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 16.3%
3,000	AeroVironment, Inc.(a),(b)	$ 854,850
50,000	Intuitive Machines, Inc.(a),(b)	543,500
15,000	Kratos Defense & Security Solutions, Inc.(a),(b)	696,750
15,000	Rocket Lab Corporation(a),(b)	536,550
		2,631,650
	ELECTRICAL EQUIPMENT - 5.1%
2,500	Rockwell Automation, Inc.	830,425

	INTERNET MEDIA & SERVICES - 3.6%
50,000	Serve Robotics, Inc.(a),(b)	572,000

	MACHINERY - 35.2%
15,000	Doosan Robotics, Inc.(a)	733,217
25,000	FANUC Corporation	683,885
2,000	Keyence Corporation	803,166
400,000	Kraken Robotics, Inc.(a)	901,542
75,000	Palladyne AI Corporation(a),(b)	649,500
2,500	Rainbow Robotics(a)	518,576
356,049	Scott Technology Ltd.	431,930
25,000	Symbotic, Inc.(a),(b)	971,251
		5,693,067
	MEDICAL EQUIPMENT & DEVICES - 19.7%
275,000	Accuray, Inc.(a)	376,750
1,000	Intuitive Surgical, Inc.(a)	543,410
125,000	Microbot Medical, Inc.(a),(b)	315,000
50,000	Myomo, Inc.(a)	108,000
10,000	PROCEPT BioRobotics Corporation(a),(b)	576,000
600,000	Stereotaxis, Inc.(a)	1,272,000
		3,191,160
	SOFTWARE - 16.7%
75,000	BigBear.ai Holdings, Inc.(a),(b)	509,250
1,500	Cadence Design Systems, Inc.(a)	462,225
5,000	Palantir Technologies, Inc., Class A(a)	681,600
50,000	SoundHound AI, Inc., Class A(a),(b)	536,500

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SOFTWARE - 16.7% (Continued)
1,000	Synopsys, Inc.(a)	$ 512,680
		2,702,255

	TOTAL COMMON STOCKS (Cost $12,941,170)	15,620,557

	SHORT-TERM INVESTMENTS — 44.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 41.4%
6,694,872	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $6,694,872) (c)(d)	6,694,872

	MONEY MARKET FUNDS - 3.3%
540,943	First American Treasury Obligations Fund, Class X, 4.24% (Cost $540,943)(d)	540,943

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,235,815)	7,235,815

	TOTAL INVESTMENTS - 141.3% (Cost $20,176,985)	$ 22,856,372
	LIABILITIES IN EXCESS OF OTHER ASSETS - (41.3)%	(6,677,552)
	NET ASSETS - 100.0%	$ 16,178,820

LTD	- Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2025 was $6,692,349.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $6,694,872 at June 30, 2025.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.